GOODWILL AND INTANGIBLE ASSETS (Details - Intangibles) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite intangible assets, gross	$ 3,892,443	$ 2,734,721
Accumulated amortization	(1,914,163)	(1,623,977)
Finite intangible assets, net	1,978,270	1,110,744
Total intangible assets, gross	8,251,299	7,190,316
Total intangible assets	6,433,865	5,566,339
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite lived intangible asset	$ 4,455,595	4,455,595
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Finite intangible assets, gross	$ 1,600,286	1,600,286
Accumulated amortization	(836,450)	(716,429)
Finite intangible assets, net	$ 763,836	883,857
Licensed And Produced Content [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Finite intangible assets, gross	$ 1,157,712	0
Accumulated amortization	0	0
Finite intangible assets, net	$ 1,157,712	0
Net Spective Webfiltering Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Finite intangible assets, gross	$ 1,134,435	1,134,435
Accumulated amortization	(1,077,713)	(907,548)
Finite intangible assets, net	$ 56,722	$ 226,887